Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital account:
Balance at beginning of period		$ 7,822		$ 7,621	$ 7,822	$ 7,621	$ 7,625
Net income	$ 77	73	$ 77	81	419	431	432
Distributions to members					(237)	(230)	(436)
Balance at end of period (number of interests outstanding: 2017, 2016 and 2015 – 635 million)	8,004		7,822		8,004	7,822	7,621
Accumulated other comprehensive income (loss) net of tax effects:
Balance at beginning of period		$ (111)		$ (113)	(111)	(113)	(107)
Net effects of cash flow hedges (net of tax expense of $1, $1 and $1)					2	2	2
Defined benefit pension plans (net of tax benefit of $4, $- and $4) (Note 10)					8		(8)
Balance at end of period	(101)		(111)		(101)	(111)	(113)
Total membership interests at end of period	$ 7,903		$ 7,711		$ 7,903	$ 7,711	$ 7,508